Long-Term Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Term Borrowings [Abstract]
Long-term loan		$ 4,707,655
Interest expense on long-term loan	$ 212,451	$ 153,611